ACQUISITION OF SUBSIDIARIES	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF SUBSIDIARIES

NOTE 4. ACQUISITION OF SUBSIDIARIES

BELFRICS

On August 25, 2021, the Company acquired 100% of Belfrics in consideration of the issuance of 2,000,000 shares of the Company’s Series C preferred stock, with the opportunity to earn an additional 1,500,000 shares of the Company’s Series C preferred stock. The consideration paid for Belfrics had a face value of $26,014,226, with the opportunity to acquire an additional $15,000,000 face value of the preferred stock. Giving effect to the formula converting the preferred stock to common stock, the value of the consideration paid at the time of closing was $41,802,925.

Voting Rights. Majority voting control of the Company lies in the Series A Preferred stock (“Series A”). The 5,000,000 shares of Series A have voting power equal to 2 billion common shares. These shares are held by Robert Grinberg, the Company’s CEO and Victoria Rudman, the Company’s CFO. Therefore, even if all preferred shares and other dilutive instruments were converted to common shares, the Series holders would still have majority voting rights.

Board Composition. There was no change in the composition of the Board of the Company immediately after the acquisition. The principal of the Belfrics Entities has the right to be appointed to the Board. However, as of the date of filing, the original board of directors remains in place post-acquisition.

Executives/Senior Management. There was no change in senior management after the acquisition. Mr. Grinberg remains CEO and Ms. Rudman remains CFO. None of the Belfrics’ principals became an executive officer of the parent company.

Based on the forgoing, management has determined that Life Clips, Inc. is both the legal and accounting acquirer as there was no change in control or management.

Consideration
Series C Preferred Stock	$26,014,226
Contingent Liability, at time of closing	15,788,699
Preferred Shares	$41,802,925

Fair value of net identifiable assets (liabilities) acquired:
Cash	$74,377
Other Current Assets	1,626,712
Intangibles	45,447,674
Property and Equipment	1,050,065
Right-of-Use Asset	97,189
Total fair value of net identifiable assets	$48,296,017

Accounts payable and accrued expenses	$335,452
Due to Related Party	6,060,451
Lease Liability	97,189
Total fair value of net identifiable liabilities	$6,493,092

Fair value of net identifiable assets (liabilities) acquired	$41,802,925

Goodwill	$-

The purchase accounting is preliminary and may change once the assessment of the purchase price allocation becomes final.

COGNITIVE APPS

On April 5, 2021, the Company closed its acquisition of Cognitive Apps Software Solutions, Inc. (“Cognitive Apps”), a developer of artificial intelligence (AI) applications for the healthcare industry and psychedelic research. Cognitive Apps was incorporated in British Columbia, Canada on November 25, 2020. Its principal business is developing, financing, producing and distributing AI based technological solutions to the mental health and healthcare sector. Cognitive Apps sold all of its issued and outstanding capital stock to the Company, becoming a 100% wholly owned subsidiary.

In exchange for the acquisition, Cognitive Apps received the following consideration:

(a) Preferred Shares. Exchange each issued and outstanding share of Cognitive Apps common stock for 5,760,000 shares of Series B Preferred (“Series B”). The Series B are convertible based on 80% of the average of the 5 lowest closing prices for a share of common stock on the principal exchange or market on which such shares are then trading for the 20 trading days immediately preceding such date. Notwithstanding the foregoing, in no case shall the fair market value multiplied by the total number of shares issued and outstanding be less than $5,000,000. The fair value on the date of acquisition was calculated at $10,016,089.

(b) Warrants. In addition to the Series B shares, the previous Cognitive Apps shareholders, on a pro-rata basis, will receive warrants to purchase a total of 3,500,000 shares of the common shares of the Company at an exercise price of $0.10. The fair value of the warrants on the date of acquisition was calculated at $20,111.

Cognitive Apps had no operations and no significant assets recorded at the acquisition date. Based on the calculated purchase price of $10,036,200, the entire amount was allocated to intangible assets. Due to the lack of historical operations and uncertainty regarding future operations, the Company impaired the full value of the intangible asset acquired. Also, as there were no previous operations, there are no pro forma disclosures to present.

Pro Forma Disclosures

The following unaudited pro forma financial results reflects the historical operating results of the Company, including the unaudited pro forma results of Belfrics and Cognitive Apps for the nine months ended March 31, 2022 and the year ended June 30, 2021 (Note the Company acquired Belfrics on August 25, 2021). The pro forma financial information set forth below reflects adjustments to the historical data of the Company to give effect to each of these acquisitions and the related equity issuances as if each had occurred on July 1, 2020. The pro forma information presented below does not purport to represent what the actual results of operations would have been for the periods indicated, nor does it purport to represent the Company’s future results of operations.

The following table summarizes on an unaudited pro forma basis the Company’s results of operations for the nine months ended March 31, 2022 and for the year ending June 30, 2021:

	March 31, 2022	June 30, 2021
Revenues	$5,244,952	$170,897
Net Loss	(602,262)	(3,698,228)

Net loss per share- basic and diluted	$(0.0004)	$(0.0029)

Weighted average number of shares of common stock outstanding- basic and diluted	1,642,083,987	1,259,831,337

The calculations of pro forma net revenue and pro forma net loss give effect to the business combinations for the period from July 1, 2020 until the respective closing dates for (i) the historical net revenue and net income (loss), as applicable, of the acquired businesses, (ii) incremental depreciation and amortization for each business combination based on the fair value of property and equipment and identifiable intangible assets acquired and the related estimated useful lives.

NOTE 4. ACQUISITION OF SUBSIDIARY

On April 5, 2021, the Company closed its acquisition of Cognitive Apps Software Solutions, Inc. (“Cognitive Apps”, “Subsidiary”), a developer of artificial intelligence (AI) applications for the healthcare industry and psychedelic research. Cognitive Apps was incorporated in British Columbia on November 25, 2020. Its principal business is developing, financing, producing and distributing AI based technological solutions to the mental health and healthcare sector.

Cognitive Apps sold all of its issued and outstanding capital stock to LCLP, such that, becoming a 100% wholly-owned subsidiary of LCLP.

In exchange for the acquisition, the subsidiary received the following consideration:

(a) Preferred Shares. Exchange each issued and outstanding share of Cognitive Apps common stock for 5,760,000 shares of LCLP Series B Preferred Shares. The Series B Preferred Shares are convertible based on 80% of average of the 5 lowest closing prices for a share of Common Stock on the principal exchange or market on which such shares are then trading for the 20 trading days immediately preceding such date. Notwithstanding the foregoing, in no case shall the fair market value multiplied by the total number of shares issued and outstanding be less than $5,000,000. The fair value on the date of acquisition was calculated at $10,016,089.

(b) Warrants. In addition to the Acquisition Preferred Shares, the Shareholders, on a pro-rata basis, will receive warrants to purchase a total of 3,500,000 shares of the common shares of the Company at an exercise price of $0.10. The fair value of the warrants on the date of acquisition was calculated at $20,111.

(c) Financing. The Company shall use its best efforts after Closing to provide Cognitive Apps, as a wholly owned subsidiary, up to $1,000,000 in the form of an equity investment by Corporation into the subsidiary.

Cognitive Apps had no operations and no significant assets recorded at the acquisition date. Based on the calculated purchase price of $10,036,200, the entire amount was allocated to intangible assets. Due the lack of historical operations and uncertainty regarding future operations, the Company impaired the full value of the intangible asset acquired. Also, as there were no previous operations, there are no pro forma disclosures to present.